New Accounting Pronouncements	6 Months Ended
Jul. 02, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements
In July 2010, the Financial Accounting Standards Board ("FASB") issued accounting guidance that requires new disclosures about an entity's allowance for credit losses and the credit quality of its financing receivables. Existing disclosures have been amended to require an entity to provide certain disclosures on a disaggregated basis by portfolio segment or by class of financing receivables. The new disclosures are effective for interim and annual reporting periods ending on or after December 15, 2010 and did not have a material impact on the Company's disclosures. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Company has adopted this guidance without a material impact on its Consolidated Financial Statements.
In January 2011, the FASB issued an amendment to defer the effective date of disclosures about troubled debt restructuring to interim and annual periods ending after June 15, 2011. The guidance on troubled debt restructuring did not impact the Company's disclosures included in its Consolidated Financial Statements.
In December 2010, the FASB issued an amendment to existing guidance to clarify when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. Prior to this amendment, continuation to Step 2 was not required even if the carrying amount of the reporting unit exceeded the fair value. However, in cases where the carrying amount was zero or negative, the fair value most likely was greater. This amendment requires that the evaluation must still continue to Step 2, given a fair value greater than the carrying amount, if it is more likely than not that a goodwill impairment exists. This amendment is effective for interim and annual periods beginning after December 15, 2010. The Company has adopted this guidance without any impact on its Consolidated Financial Statements.
Also in December 2010, the FASB issued an amendment to existing guidance regarding the disclosure of supplementary pro forma information for business combinations. The amendment clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented as of the beginning of the comparable prior annual reporting period only. The amendment also requires a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination. This amendment is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. At this time, the Company does not have any situations to which this would apply.
In May 2011, the FASB issued amendments to existing guidance regarding fair value measurement practices. The amendments provide a consistent definition of fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. Consequently, the amendments change certain fair value measurement principles and enhances disclosure requirements under U.S. GAAP. For public companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not believe the amendments will have a significant impact on its Consolidated Financial Statements.
In June 2011, the FASB issued an amendment to existing guidance regarding comprehensive income. Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. For public companies, the amendment is effective for the fiscal years beginning after December 15, 2011.